As filed with the Securities and Exchange Commission on June 22, 2001
                                                     1933 Act File No. 333-58758
                                                     1940 Act File No. 811-09013
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-2
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933        [ ]
                          PRE-EFFECTIVE AMENDMENT NO. 2         [x]
                          POST-EFFECTIVE AMENDMENT NO.          [ ]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940         [ ]
                                 AMENDMENT NO. 5                [x]
                        (CHECK APPROPRIATE BOX OR BOXES)

                         EATON VANCE SENIOR INCOME TRUST
                         -------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 482-8260
       ------------------------------------------------------------------

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box) [ ] when declared effective pursuant to section 8(c)

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                         EATON VANCE SENIOR INCOME TRUST
                            AUCTION PREFERRED SHARES

                              CROSS REFERENCE SHEET
                           ITEMS REQUIRED BY FORM N-2
                           --------------------------

PART A.
ITEM NO.                  ITEM CAPTION                                                PROSPECTUS CAPTION
--------                  ------------                                                ------------------
1.                        Outside Front Cover                                   Front Cover Page
2.                        Inside Front and Outside Back Cover Page              Front and Back Cover Page
3.                        Fee Table and Synopsis                                Prospectus Summary
4.                        Financial Highlights                                  Financial Highlights and Investment Performance
5.                        Plan of Distribution                                  Front Cover Page; Prospectus Summary; The Auction;
                                                                                   Underwriting
6.                        Selling Shareholders                                  Not Applicable
7.                        Use of Proceeds                                       Use of Proceeds; Investment Objective, Policies and
                                                                                   Risks
8.                        General Description of the Registrant                 Organization and Management of the Trust;
                                                                                   Investment Objective, Policies and Risks;
                                                                                   Description of Capital Structure
9.                        Management                                            Management of the Trust; Shareholder Servicing
                                                                                   Agent, Custodian and Transfer Agent
10.                       Capital Stock, Long-Term Debt, and Other              Organization and Management of the Trust; Taxes;
                            Securities                                             Description of Preferred Shares
11.                       Defaults and Arrears on Senior Securities             Not Applicable
12.                       Legal Proceedings                                     Not Applicable
13.                       Table of Contents of the Statement of                 Table of Contents of the Statement of Additional
                            Additional Information                                 Information

PART B                                                                                   STATEMENT OF
ITEM NO.                  ITEM CAPTION                                          ADDITIONAL INFORMATION CAPTION
--------                  ------------                                          ------------------------------
14.                       Cover Page                                            Cover Page
15.                       Table of Contents                                     Table of Contents
16.                       General Information and History                       Not Applicable
17.                       Investment Objective and Policies                     Additional Investment Information and
                                                                                   Restrictions
18.                       Management                                            Trustees and Officers; Investment Advisory and
                                                                                   Other Services
19.                       Control Persons and Principal Holders of              Other Information
                            Securities
20                        Investment Advisory and Other Services                Investment Advisory and Other Services
21.                       Brokerage Allocation and Other Practices              Portfolio Trading
22.                       Tax Status                                            Taxes
23.                       Financial Statements                                  Financial Statements

The purpose of this filing is to file exhibits to the Registration Statement on Form N-2. The prospectus and statement of additional information were filed electronically with the Commission in a Registration Statement on Form N-2 on March 13, 2000 (Accession No. 0000950156-00-000169) and amended in Pre-Effective Amendment No. 1 filed June 19, 2001 (Accession No. 0000940394-01-500292) and are incorporated by reference herein.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (1)  FINANCIAL STATEMENTS:

          INCLUDED IN PART A:

          Financial highlights for the six months ended December 31, 2000, the year ended June 30, 2000 and the period from the start of business, October 30, 1998, to June 30, 1999

          INCLUDED IN PART B:

               INCORPORATED BY REFERENCE TO THE ANNUAL REPORT DATED JUNE 30, 2000 (ACCESSION NO. 0000950156-00-000423) AND TO THE SEMI-ANNUAL REPORT DATED DECEMBER 31, 2000 (ACCESSION NO. 0000950156-01-000120), EACH FILED ELECTRONICALLY PURSUANT TO
               SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940.


          Financial Statements dated June 30, 2000 for EATON VANCE SENIOR INCOME
          TRUST:

               Portfolio of Investments as of June 30, 2000
               Statement of Assets and Liabilities as of June 30, 2000
               Statement of Operations for the year ended June 30, 2000 Statements of Changes in Net Assets for the year ended June 30,
                 2000 and for the period from the start of business, October 30, 1998, to June 30, 1999
               Statement of Cash Flows for the year ended June 30, 2000 Financial Highlights for the year ended June 30, 2000 and for the period from the start of business, October 30, 1998, to June 30, 1999
               Notes to Financial Statements
               Independent Auditors' Report

          Financial Statements dated December 31, 2000 for EATON VANCE SENIOR INCOME TRUST:
               Portfolio of Investments as of December 31, 2000
               Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the six months ended December 31,2000 Statements of Changes in Net Assets for the six months ended
                 December 31, 2000 and for the year ended June 30, 2000
               Statement of Cash Flows for the six months ended December 31,2000 Financial Highlights for the six months ended December 31, 2000, the year ended June 30, 2000 and for the period from the start of business, October 30, 1998, to June 30, 1999
               Notes to Financial Statements
               Independent Auditors' Report

     (2)  EXHIBITS (WITH INAPPLICABLE ITEMS DELETED):

          (a) Agreement and Declaration of Trust dated September 23, 1998 filed as Exhibit (a) to the Registration Statement under the Securities Act of 1933 (1933 Act File No. 333-64151) and to the Registration Statement under the Investment Company Act of 1940 (1940 Act File No. 811-09013) filed with the Commission on September 24, 1998 (Registration Statement) and incorporated herein by reference.

     (b)(1) Amended By-Laws filed as Exhibit (b) to Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 (1933 Act File No. 333-64151) and Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (1940 Act File No. 811-09013) filed with the Commission on October 27, 1998 ("Amendment No. 1").

        (2) Second Amended By-Laws filed as Exhibit (b)(2) to Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 (1933 Act File No. 811-09013) filed with the Commission on June 19, 2001 ("Amendment No. 4") and incorporated herein by reference.

     (d)(1) Specimen Certificate representing the Registrant's Common Shares of Beneficial Interest filed as Exhibit (d) to Amendment No. 1 and incorporated herein by reference.

        (2)    Specimen   Certificate   representing  the  Registrant's  Auction
               Preferred Shares of Beneficial Interest filed as Exhibit (d)(2) to Amendment No. 4 and incorporated herein by reference.

     (g) Investment Advisory Agreement dated October 19, 1998 filed as Exhibit (g) to Amendment No. 1 and incorporated herein by reference.

     (h) Form of Underwriting Agreement for Auction Preferred Shares filed herewith.

     (i) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

     (j)(1) Custodian Agreement dated October 19, 1998 filed as Exhibit (j) to Amendment No. 1 and incorporated herein by reference.

        (2) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572 and 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

        (3) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (j)(d) to the Post-Effective Amendment No. 4 of Eaton Vance Prime Rate Reserves (File Nos. 333-32268, 811-05808) filed with the Commission on January 18, 2001 (Accession No. 0000940394-01-500021) and incorporated herein by reference.

        (4) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(d) to the Post-Effective Amendment No. 5 of Eaton Vance Prime Rate Reserves (File Nos. 333-32268, 811-05808) filed with the Commission on April 3, 2001 (Accession No. 0000940394-01-500126) and incorporated herein by reference herewith.

     (k)(1) Form of Auction Agency Agreement to the Auction Preferred Shares filed herewith.

        (2) Form of Broker-Dealer Agreement as to the Registrant's Auction Preferred Shares filed herewith.

        (3) Form of DTC Representations Letter as to the Registrant's Auction Preferred Shares filed herewith.

        (4) Transfer Agency and Services Agreement dated as of October 19, 1998 filed as Exhibit (k)(1) to Amendment No. 1 and incorporated herein by reference.

        (5)    Administration  Agreement dated October 19, 1998 filed as Exhibit
               (k)(2) to Amendment No. 1 and incorporated herein by reference.

        (6) Shareholder Servicing Agreement dated as of October 19, 1998 filed as Exhibit (k)(3) to Amendment No. 1 and incorporated herein by reference.

     (l)       Opinion and Consent of Counsel filed herewith.

     (n)       Independent Auditors' Consent filed herewith.

     (p) Letter Agreement with Eaton Vance Management dated October 23, 1998 filed as Exhibit (p) to Amendment No. 1 and incorporated herein by reference.

     (r)       Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000 as revised November 6, 2000 filed as Exhibit (p)(1) to Post-Effective Amendment No. 75 of Eaton Vance Growth Trust (File Nos. 02-22019, 811-1241) filed December 21, 2000 and incorporated herein by reference.

     (s) Power of Attorney dated April 10, 2001 filed as Exhibit (s) to the Registration Statement under the Securities Act of 1933 (1933 Act File No. 333-58758) and to the Amendment No. 3 to the Registration Statement under the Investment Company Act of 1940 (1940 Act File No. 811-09013) filed with the commission on April 12, 2001 (Amendment No. 3) and incorporated herein by reference.

 ITEM 25. MARKETING ARRANGEMENTS

     To be included in Purchase Agreement to be filed as Exhibit (h) hereto.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the approximate expenses incurred and estimated to be in connection with the offering of Registrant:

     Registration fees                                        $  27,500
     Printing                                                 $  20,000
     Accounting fees and expenses                             $   5,000
     Legal fees and expenses                                  $  75,000

          Total                                               $ 127,500
                                                              =========

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

                    (1)                                      (2)
               TITLE OF CLASS                     NUMBER OF RECORD HOLDERS
               --------------                     ------------------------
   Auction Preferred Shares of beneficial                     0
   interest, par value $.01 per share                as of June 18, 2001

   Common Shares of beneficial interest,                 35,726,793
          par value $.01 per share                   as of June 18, 2001

ITEM 29. INDEMNIFICATION

     The Registrant's By-Laws filed in Amendment No. 1 and incorporated herein by reference contains, and the Purchase Agreement to be filed herewith is expected to contain, provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

     Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant and the Adviser and any underwriter to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person or the Registrant and the Underwriters in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person or the Distributor in connection with the Preferred Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the captions "Management of the Fund" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and
(iii) the Forms ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 32. MANAGEMENT SERVICES

     None.

ITEM 33. UNDERTAKINGS

     (1) Registrant undertakes to suspend offering of its Preferred Shares until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (2) - (4) Not applicable

     (5)(a) For purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933, shall be deemed to be part of this Registration Statement as of the time it was declared effective.

     (5)(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be initial bona fide offering thereof.

     (6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information for the Preferred Shares.

                                     NOTICE


A copy of the Declaration of Trust of Eaton Vance Senior Income Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on June 21, 2001.

                                EATON VANCE SENIOR INCOME TRUST

                                By:     /s/ James B. Hawkes
                                        -----------------------------------
                                        James B. Hawkes, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons on June 21, 2001 in the capacities indicated.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             Trustee, President and Principal
---------------------------     Executive Officer
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Eric G. Woodbury
      --------------------------------------
      Eric G. Woodbury (As attorney-in-fact)

                                  EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------

(h)            Form of Underwriting Agreement for Auction Preferred Shares

(k)(1)         Form of Auction Agency Agreement to the Auction Preferred Shares

(k)(2) Form of Broker-Dealer Agreement as to the Registrant's Auction Preferred Shares

(k)(3) Form of DTC Representation Letter as to the Registrant's Auction Preferred Shares

(l)            Opinion and Consent of Counsel

(n)            Independent Auditors' Consent